Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Total Fair Value [Domain Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total financial assets at fair value through profit or loss		€ 482,545	€ 491,233
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		84,012	92,536
Other trading assets	[1]	8,855	9,860
Total trading assets		92,867	102,396
Positive market values from derivative financial instruments		299,856	299,732
Total trading financial assets		392,722	402,128
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		63,855	59,931
Securities borrowed		17,414	18,355
Loans		1,037	895
Other financial assets mandatory at fair value through profit or loss		7,348	9,784
Total non-trading financial assets mandatory at fair value through profit or loss		89,654	88,965
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Loans		168	139
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 168	€ 140

[1]	Includes traded loans of € 8.0 billion and € 9.2 billion at December 31, 2022 and 2021 respectively.